Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Other receivables and prepayments
Schedule of other receivables and prepayments

	December 31,
	2019	2018

Advance to other party (i)	$5,835	$—
Utility deposits	29	10
Other receivables	26	27
Prepaid employees’ compensation	861	1,461
Other prepayments	51	362
Other receivables and prepayments	$6,802	$1,860

(i)

In December 2019, the Company paid advance of $ 5,835 to a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019).  The advances were unsecured and non-interest bearing. Subsequent to December 31, 2019, the sum of  $5,835 was repaid to the Company.